Deferred Expenses - Summary of Deferred Costs Arising From Insurance Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	€ 122,885
Ending balance	122,146	€ 122,885
DPAC [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	9,974	10,461
Costs deferred during the year	725	807
Amortization through income statement	(753)	(754)
Shadow accounting adjustments	(950)	(659)
Impairments		(65)
Net exchange differences	(739)	223
Disposal of group assets		(35)
Other	(4)	(5)
Ending balance	8,253	9,974
Deferred costs of reinsurance [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	389	23
Costs deferred during the year		360
Amortization through income statement	(24)	17
Shadow accounting adjustments	(17)	(11)
Net exchange differences	(1)
Other	(202)
Ending balance	141	389
Deferred transaction costs [member]
Disclosure of deferred acquisition costs arising from insurance contracts [Line Items]
Beginning balance	442	431
Costs deferred during the year	20	24
Amortization through income statement	(23)	(22)
Net exchange differences	(36)	9
Ending balance	€ 404	€ 442